Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2013
Prospectus Date	rr_ProspectusDate	Aug. 27, 2013